Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 23,318	$ 40,698	$ 68,154
Cost of revenue	20,638	37,855	67,794
Gross profit (loss)	2,680	2,843	360
Research and development	5,783	9,532	12,836
General and administrative	13,957	20,723	25,106
Sales and marketing	1,481	2,709	5,842
Depreciation and amortization (note 9)	515	661	1,153
Loss from investments accounted for by the equity method (notes 8 and 17)	(15,845)	(6,715)	0
Depreciation and amortization	735	2,183	5,820
Segment EBITDA	(23,922)	(19,474)	(19,251)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	100,761	83,783	68,154
Cost of revenue	101,582	80,489	67,794
Gross profit (loss)	(821)	3,294	360
Research and development	11,132	14,247	12,836
General and administrative	13,765	9,656	7,766
Sales and marketing	1,708	2,512	3,676
Depreciation and amortization (note 9)	3,638	2,004	612
Loss from investments accounted for by the equity method (notes 8 and 17)	0	0
Depreciation and amortization	7,142	5,651	5,279
Segment EBITDA	(23,922)	(19,474)	(19,251)
Operating Segments | High-Pressure Controls
Segment Reporting Information [Line Items]
Revenue	8,272	9,383	11,907
Cost of revenue	7,362	7,192	8,583
Gross profit (loss)	910	2,191	3,324
Research and development	5,332	5,336	3,584
General and administrative	1,729	1,033	1,322
Sales and marketing	390	683	769
Depreciation and amortization (note 9)	355	153	204
Depreciation and amortization	575	401	356
Segment EBITDA	(6,321)	(4,613)	(2,199)
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Revenue	15,046	31,315	56,247
Cost of revenue	13,276	30,663	59,211
Gross profit (loss)	1,770	652	(2,964)
Research and development	159	4,196	9,252
General and administrative	133	3,068	6,444
Sales and marketing	26	856	2,907
Depreciation and amortization (note 9)	0	131	408
Depreciation and amortization	0	1,405	4,923
Segment EBITDA	1,452	(6,194)	(17,052)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(19,053)	(8,667)	0
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Revenue	(77,443)	(43,085)
Cost of revenue	(80,944)	(42,634)
Gross profit (loss)	3,501	(451)
Research and development	(5,641)	(4,715)
General and administrative	(11,903)	(5,555)
Sales and marketing	(1,292)	(973)
Depreciation and amortization (note 9)	(3,283)	(1,720)
Loss from investments accounted for by the equity method (notes 8 and 17)	0	0
Depreciation and amortization	(6,567)	(3,845)
Segment EBITDA	19,053	8,667
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0	0
Cost of revenue	0	0	0
Gross profit (loss)	0	0	0
Research and development	292	0	0
General and administrative	12,095	16,622	17,340
Sales and marketing	1,065	1,170	2,166
Depreciation and amortization (note 9)	160	377	541
Loss from investments accounted for by the equity method (notes 8 and 17)	$ (15,845)	$ (6,715)	$ 0